Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash due from banks	$ 2,054	$ 1,535
Securities purchased under agreement to resell	27	179
Short-term investments	52	250
Investments	4,255	4,706
Loans	4,044	3,777
Other assets	341	332
Total assets	10,773	10,779
Liabilities and shareholders' equity
Shareholders’ equity	882	823
Demand deposits	7,477	7,822
Term deposits	1,975	1,714
Other liabilities	296	303
Long-term debt	143	117
Total liabilities and shareholders' equity	10,773	10,779
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	1,930	1,446
Securities purchased under agreement to resell	27	179
Short-term investments	40	163
Investments	488	1,464
Loans	3,160	3,457
Other assets	0	0
Total assets	5,645	6,709
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	5,357	5,342
Term deposits	1,245	1,340
Other liabilities	0	0
Long-term debt	70	92
Total liabilities and shareholders' equity	6,672	6,774
Interest rate sensitivity gap	(1,027)	(65)
Cumulative interest rate sensitivity gap	(1,027)	(65)
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	10	87
Investments	35	62
Loans	278	44
Other assets	0	0
Total assets	323	193
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	228	132
Other liabilities	0	0
Long-term debt	0	25
Total liabilities and shareholders' equity	228	157
Interest rate sensitivity gap	95	36
Cumulative interest rate sensitivity gap	(932)	(29)
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	8	15
Loans	38	34
Other assets	0	0
Total assets	46	49
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	432	183
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	432	183
Interest rate sensitivity gap	(386)	(134)
Cumulative interest rate sensitivity gap	(1,318)	(163)
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	245	390
Loans	223	194
Other assets	0	0
Total assets	468	584
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	70	59
Other liabilities	0	0
Long-term debt	73	0
Total liabilities and shareholders' equity	143	59
Interest rate sensitivity gap	325	525
Cumulative interest rate sensitivity gap	(993)	362
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	3,473	2,768
Loans	330	44
Other assets	0	0
Total assets	3,803	2,812
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	3,803	2,812
Cumulative interest rate sensitivity gap	2,810	3,174
Non-interest bearing funds
Assets
Cash due from banks	124	89
Securities purchased under agreement to resell	0	0
Short-term investments	2	0
Investments	6	7
Loans	15	4
Other assets	341	332
Total assets	488	432
Liabilities and shareholders' equity
Shareholders’ equity	882	823
Demand deposits	2,120	2,480
Term deposits	0	0
Other liabilities	296	303
Long-term debt	0	0
Total liabilities and shareholders' equity	3,298	3,606
Interest rate sensitivity gap	(2,810)	(3,174)
Cumulative interest rate sensitivity gap	$ 0	$ 0